OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Jan. 02, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other noncurrent liabilities	OTHER NON-CURRENT LIABILITIES:

	January 2, 2022	January 3, 2021

Employee benefit obligation - Statutory severance and pre-notice (a)	$42,931	$19,889
Employee benefit obligation - Defined contribution plan (b)	3,742	3,736
Provisions (c)	13,189	12,240
	$59,862	$35,865

Disclosure of net defined benefit liability	Statutory severance and pre-notice obligations:

	2021	2020

Obligation, beginning of fiscal year	$19,889	$27,767
Service cost	13,942	16,785
Interest cost	6,562	7,305
Actuarial loss (gain)(1)	21,678	(12,142)
Foreign exchange gain	(179)	(253)
Benefits paid	(18,961)	(19,573)
Obligation, end of fiscal year	$42,931	$19,889

Disclosure of other provisions
The following table presents the provisions for decommissioning and site restoration costs of the Company:

	2021	2020

Balance, beginning of fiscal year	$12,240	$10,790
Changes in estimates made during the fiscal year	796	1,208
Accretion of interest	153	242
Balance, end of fiscal year	$13,189	$12,240